Deferred purchase price	6 Months Ended
Jun. 30, 2025
Deferred purchase price.
Deferred purchase price

12Deferred purchase price

The movement in the deferred purchase price is as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Opening balance	1,148,013	1,207,682
Change in fair value	(205,610)	1,865,274
Issuance of shares	(295,725)	(1,924,943)
Ending balance	646,678	1,148,013

The deferred purchase price consists of outstanding cash payments and share issuances. The change in fair value is a result of revaluing the shares outstanding to reflect share price as per the purchase agreements. Management has not used any complex assumptions in arriving at the fair value of the deferred purchase price.

12Deferred purchase price (Continued)

The deferred purchase price is detailed as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Shotl Transportation, S.L.	627,158	627,158
Urbvan Mobility Ltd.	—	491,344
Door2Door	19,520	29,511
	646,678	1,148,013

	(Unaudited)	(Audited)
	At 30 June	At 31 December
Maturity analysis	2025	2024
	USD	USD
Less than one year (current)	646,678	1,148,013
	646,678	1,148,013